FORM 24-F2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2

1. Name and address of issuer:

          THE RIGHTIME FUND, INC.
         218 Glenside Avenue
         Wyncote, Pennsylvania 19095


2. Name of each series or class of funds for which this notice is filed:

         THE RIGHTIME FUND
         THE RIGHTIME GOVERNMENT SECURITIES FUND
         THE RIGHTIME BLUE CHIP FUND
         THE RIGHTIME SOCIAL AWARENESS FUND
         THE RIGHTIME MIDCAP FUND


3. Investment Company Act Filer Number:

         811-4231

    Securities Act Filer Number:

         2-95943

4. Last day of fiscal year for which this notice is filed:

         October 31, 1996

5. Check box if notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

         Not Applicable

6 Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

         Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         None

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

         None

9. Number and aggregate sale price of securities sold during the fiscal year:

                                                       $57,551,588

10.Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24-f2:

                                                       $57,551,588

11.Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvest plans, if applicable (see instruction B.7):

                                                       $93,153,393

12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from item 10):
                                                       $57,551,588

    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from item 11, if applicable)
                                                       $93,153,393

   (iii) Aggregate price of shares redeemed or repurchased
         during the fiscal year (if applicable)
                                                       $75,830,796

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable)
                                                       $0

     (v) Net aggregate  price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
         (ii), less line (iii), plus line (iv)] (if applicable)
                                                       $74,874,185

    (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1993 or other applicable law or regulation (see
         Instruction C.6):
                                                       .0003030303

   (vii) Fee due [line (i) or line (v) multiplied by line (vi)]
                                                       $22,689.15

Instruction: Issuers should complete lines (ii), (iii), (iv), (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules
       of Informal and Other Procedures (17 CFR 202.3a)                     X
                                                                           ---

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 12/30/96



This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

         /s/ Thomas Forst
         Thomas Forst
         Assistant Secretary

Date
                                                                   12/30/96

* Please print the name and title of the signing officer below the signature